SHARE-BASED COMPENSATION - Restricted Stock (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 1 month 6 days		2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	189,396	11,000			0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 56,326		$ 85,557
Awards vesting rights percentage		25.00%
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 835,347		$ 845,933
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 4 months 24 days		3 years 6 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			0
Restricted Stock Units | Executive Officer and immediate family
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Awards vesting rights percentage	20.00%
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 806,216	$ 727,261
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years 5 months 19 days	3 years 2 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	189,396
Restricted Stock Units | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 19,356
Vesting period	1 year
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 45,379	$ 26,023
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	6 months	3 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,500
Restricted Stock Units | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year		1 year
Awards vesting rights percentage				25.00%
Restricted Stock Units | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years		3 years
General and administrative | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 7,932		$ 6,453
General and administrative | Restricted Stock Units | Executive Officer and immediate family
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 394,555	78,955
General and administrative | Restricted Stock Units | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 33,121
Fulfillment | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		13,631		21,824
Sales and marketing | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		14,167		25,686
Supply development | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		7,196		13,304
Technology | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 13,400		$ 18,290
Share-based Payment Arrangement, Employee [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				127,350